Note 1. Organization and Background (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Text Block [Abstract]
Entity Incorporation, Date of Incorporation	Aug. 11, 2009	Aug. 11, 2009